Schedule of Investments
Invesco Intermediate Municipal ETF (INTM)
July 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.58%
Alabama-5.16%
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.), Series 2025, RB(a)(b)(c)	4.63%	06/01/2032	$250	$253,121
Baldwin (County of), AL Industrial Development Authority (Novelis Corp.), Series 2026, RB(a)(b)(c)	4.30%	03/01/2033	500	496,029
Black Belt Energy Gas District (Gas), Series 2025 G, RB	5.00%	10/01/2035	1,500	1,547,280
Black Belt Energy Gas District (Gas), Series 2026 J, RB	5.00%	11/01/2036	1,000	1,032,819
Southeast Energy Authority, A Cooperative District (No. 1), Series 2021 A, RB(c)	4.00%	10/01/2028	230	232,152
Southeast Energy Authority, A Cooperative District (No. 2), Series 2024 A, RB	5.00%	11/01/2035	1,500	1,529,423
Southeast Energy Authority, A Cooperative District (No. 3), Series 2022 A-1, RB(c)	5.50%	12/01/2029	120	126,877
				5,217,701
Alaska-0.69%
Alaska Housing Finance Corp. (Veterans Mortgage), First Series 2025, RB, (CEP - GNMA)	4.65%	12/01/2042	700	694,135
Arizona-2.19%
Glendale (City of), AZ Industrial Development Authority (Midwestern University), Series 2025, RB	5.00%	05/15/2043	500	528,994
La Paz (County of), AZ Industrial Development Authority (Charter School Solutions- Harmony Public Schools), Series 2018 A, RB	5.00%	02/15/2038	600	603,385
Maricopa (County of), AZ Industrial Development Authority (Banner Health Obligated Group), Series 2016, Ref. RB	5.00%	01/01/2038	210	211,860
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies), Series 2016, Ref. RB	5.00%	07/01/2036	715	716,151
Phoenix Civic Improvement Corp. (Green Bonds), Series 2020, RB	5.00%	07/01/2040	150	157,094
				2,217,484
California-6.30%
California (State of) Community Choice Financing Authority (Green Bonds), Series 2023 C, RB(c)	5.25%	10/01/2031	1,250	1,310,738
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.), Series 2020 A, Ref. RB	4.00%	06/01/2049	200	177,309
California (State of) Health Facilities Financing Authority (Providence Health & Services), Series 2014 A, RB	5.00%	10/01/2032	50	50,053
California (State of) Municipal Finance Authority, Series 2025 A-1, RB	4.00%	11/20/2040	994	967,823
California (State of) Pollution Control Financing Authority (Plant Bonds), Series 2012, RB(a)(b)	5.00%	07/01/2037	575	575,062
California (State of) Pollution Control Financing Authority (San Diego County Water Authority), Series 2019, Ref. RB(a)	5.00%	11/21/2045	985	1,000,907
California (State of) School Finance Authority (Alliance for College-Ready Public Schools), Series 2016, Ref. RB(a)	5.00%	07/01/2036	250	246,345
California (State of) School Finance Authority (KIPP LA), Series 2017 A, RB(a)	5.00%	07/01/2037	150	150,574
M-S-R Energy Authority, Series 2009 C, RB	7.00%	11/01/2034	1,500	1,754,582
Silicon Valley Tobacco Securitization Authority (Santa Clara), Series 2007 A, RB(d)	0.00%	06/01/2036	220	127,359
				6,360,752
Colorado-4.55%
Broomfield (City & County of), CO, Series 2026, COP	5.00%	02/01/2045	1,000	1,065,483
Colorado (State of) Health Facilities Authority (CommonSpirit Health), Series 2019 A, Ref. RB	4.00%	08/01/2039	1,270	1,206,692
Denver City & County School District No. 1, Series 2017, GO Bonds	5.00%	12/01/2038	160	160,896
Grand River Hospital District, Series 2026, GO Bonds, (INS - AGI)(e)	6.00%	12/01/2043	1,000	1,132,353
Park Creek Metropolitan District, Series 2025, Ref. RB, (INS - AGI)(e)	5.00%	12/01/2041	750	786,738
Raindance Metropolitan District No. 2, Series 2024, Ref. GO Bonds, (INS - BAM)(e)	5.00%	12/01/2039	230	243,053
				4,595,215
Connecticut-2.87%
Aquarion Water Authority, Series 2026 A, RB	5.25%	08/01/2041	450	493,103
Connecticut (State of), Series 2025, Ref. RB	5.00%	07/01/2043	1,010	1,088,166
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare Energy), Series 2026, RB	5.00%	08/01/2044	1,255	1,318,049
				2,899,318
Delaware-0.97%
Delaware (State of) Economic Development Authority (NRG Energy), Series 2020 B, Ref. RB(c)	4.00%	10/01/2035	1,000	984,566
District of Columbia-0.83%
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB	6.75%	05/15/2040	815	839,173
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-8.56%
Bellalago Educational Facilities Benefit District, Series 2014, Ref. RB	4.50%	05/01/2033	$125	$125,040
Canaveral Port Authority, Series 2018 A, RB(b)	5.00%	06/01/2045	1,500	1,509,586
Cape Coral (City of), FL, Series 2017, Ref. RB, (INS - BAM)(e)	4.00%	10/01/2042	1,500	1,390,206
Capital Trust Authority (The Marie Selby Botanical Garden), Series 2026, RB(a)	4.50%	06/15/2033	150	149,514
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities), Series 2025, RB(b)	5.13%	10/01/2035	150	151,338
Delray Beach (City of), FL, Series 2025, RB	5.00%	10/01/2039	200	218,383
East Central Regional Wastewater Treatment Facilities Operation Board, Series 2017, Ref. RB	5.00%	10/01/2036	100	101,647
Florida (State of) Higher Educational Facilities Financial Authority (Florida Institute of Technology), Series 2019, RB	5.00%	10/01/2035	500	508,525
Florida (State of) Municipal Power Agency (All-Requirements Power Supply), Series 2025, Ref. RB	5.00%	10/01/2035	150	164,144
Florida (State of) North Broward Hospital District, Series 2017 B, Ref. RB	5.00%	01/01/2048	355	356,324
Florida Development Finance Corp. (Waste Project USA, Inc.), Series 2025, RB(a)(b)(c)	4.45%	07/01/2030	1,000	1,001,247
Greater Orlando Aviation Authority (United Airlines, Inc.), Series 2025, RB(b)	5.25%	11/01/2034	675	715,788
Greater Orlando Aviation Authority (United Airlines, Inc.), Series 2025, RB(b)	5.50%	11/01/2037	1,000	1,066,105
Lee (County of), FL Industrial Development Authority (Lee Health System), Series 2019 A-1, Ref. RB	5.00%	04/01/2044	120	121,089
Miami-Dade (County of), FL Expressway Authority, Series 2010 A, RB	5.00%	07/01/2040	120	120,495
Okaloosa (County of), FL (Air Force Enlisted Village), Series 2025, RB(a)	4.38%	05/15/2035	500	500,411
Palm Beach (County of), FL Health Facilities Authority (ACTS Retirement-Life Communities, Inc.), Series 2016, Ref. RB	5.00%	11/15/2032	200	200,389
Port Orange (City of), FL, Series 2025, Ref. RB	5.00%	10/01/2038	225	243,240
				8,643,471
Georgia-0.64%
Private Colleges & Universities Authority (Mercer University), Series 2015, RB	5.00%	10/01/2045	400	399,970
Savannah Georgia Convention Center Authority, Series 2025, RB, (INS - AGI)(e)	5.00%	06/01/2037	225	243,816
				643,786
Guam-0.32%
Guam (Territory of) Waterworks Authority, Series 2025 A, RB	5.00%	07/01/2035	300	324,887
Hawaii-0.22%
Hawaii (State of) Department of Budget & Finance, Series 2015, Ref. RB(a)	5.00%	01/01/2035	230	222,482
Idaho-0.66%
Idaho (State of) Housing & Finance Association, Series 2025 C, RB, (CEP - GNMA)	6.25%	01/01/2056	300	333,244
Idaho (State of) Housing & Finance Association (Future Public School), Series 2022 A, RB(a)	4.00%	05/01/2032	100	93,910
Idaho (State of) Housing & Finance Association (Idaho Arts Chartr School, Inc.), Series 2015 A, RB(a)	5.00%	12/01/2036	240	238,409
				665,563
Illinois-5.56%
Chicago (City of), IL Midway International Airport, Series 2025 B, Ref. RB	5.00%	01/01/2041	750	794,105
Chicago (City of), IL O’Hare International Airport, Series 2017 D, RB	5.25%	01/01/2042	1,000	1,005,111
Cook (County of), IL School District No. 102 (La Grange), Series 2025, GO Bonds, (INS - BAM)(e)	5.00%	12/15/2040	385	406,783
Cook (County of), IL School District No. 102 (La Grange), Series 2025, GO Bonds, (INS - BAM)(e)	5.00%	12/15/2041	365	383,455
Illinois (State of), Series 2016, GO Bonds	4.00%	06/01/2035	300	297,620
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	175	183,902
Illinois (State of) (Rebuild Illinois Program), Series 2019 B, GO Bonds	4.00%	11/01/2037	1,000	968,569
Illinois (State of) Toll Highway Authority, Series 2014 C, RB	5.00%	01/01/2038	200	200,202
Illinois (State of) Toll Highway Authority, Series 2016 B, RB	5.00%	01/01/2041	330	330,245
Joliet (City of), IL, Series 2025, RB, (INS - BAM)(e)	5.00%	01/01/2042	1,000	1,045,179
				5,615,171
Indiana-1.25%
Indiana (State of) Finance Authority (CWA Authority), Series 2019, RB	5.00%	10/01/2049	375	379,299
Kokomo (City of), IN (Silver Birch at KOKOMO), Series 2017, RB	5.75%	01/01/2034	150	142,665
Kokomo (City of), IN (Silver Birch at KOKOMO), Series 2017, RB	5.88%	01/01/2037	250	239,842
Whiting (City of), IN (BP PRODUCTS NORTH), Series 2019, Ref. RB(b)(c)	4.00%	06/10/2033	500	499,520
				1,261,326
Iowa-0.97%
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	975	975,936
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky-1.00%
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB	5.00%	12/01/2033	$1,000	$1,015,727
Louisiana-3.00%
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2015 A, Ref. RB	6.00%	11/15/2030	200	200,635
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Tangipahoa Parish Gomesa) (Green Bonds), Series 2018, RB(a)	5.38%	11/01/2038	710	721,574
New Orleans Aviation Board, Series 2024 B, Ref. RB(b)	5.25%	01/01/2041	1,505	1,574,093
St. James (Parish of), LA (Nustar Logistics, L.P.), Series 2010 2, RB(a)	6.35%	07/01/2040	500	535,081
				3,031,383
Maine-1.03%
Maine (State of) Finance Authority (Casella Waste Systems, Inc.), Series 2015, RB(a)(b)	5.00%	08/01/2035	1,000	1,036,847
Maryland-1.17%
Baltimore (City of), MD, Series 2014 A, RB	5.00%	07/01/2044	200	199,197
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	240	237,063
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Health), Series 2016, RB	5.50%	01/01/2036	250	251,355
Maryland Community Development Administration, Series 2023 C, Ref. RB, (CEP - GNMA)	4.38%	09/01/2043	500	493,255
				1,180,870
Massachusetts-1.55%
Massachusetts (Commonwealth of) Development Finance Agency (Seven Hills Foundation), Series 2025, Ref. RB	6.00%	09/01/2045	500	548,497
University of Massachusetts Building Authority, Series 2017-1, RB	5.25%	11/01/2047	1,000	1,013,448
				1,561,945
Michigan-1.94%
Lansing (City of), MI Board of Water & Light, Series 2026 A, Ref. RB(c)	5.00%	07/01/2031	1,000	1,083,687
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport), Series 2025, Ref. RB	5.00%	12/01/2043	825	880,418
				1,964,105
Minnesota-0.12%
Hennepin (County of), MN, Series 2017 C, GO Bonds	5.00%	12/01/2037	125	125,638
Missouri-1.26%
Kansas City Industrial Development Authority (Kansas City International Airport Terminal Modernization), Series 2019, RB(b)	5.00%	03/01/2034	250	257,334
Lee’s Summit (City of), MO Industrial Development Authority (John Knox Village Obligated Group), Series 2024 A, Ref. RB	5.25%	08/15/2044	540	548,951
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2015 A, RB	5.00%	10/01/2038	470	470,276
				1,276,561
Nevada-0.40%
Sparks Tourism Improvement District No. 1, Series 2025, RB	3.88%	06/15/2028	405	406,245
New Hampshire-0.93%
New Hampshire (State of) Business Finance Authority, Series 2025-2A, RB	4.22%	11/20/2042	149	140,951
New Hampshire (State of) Health and Education Facilities Authority (Elliot Hospital), Series 2016, Ref. RB	5.00%	10/01/2038	795	795,722
				936,673
New Jersey-5.72%
New Jersey (State of) Economic Development Authority (Port Newark Container Terminal LLC), Series 2017, Ref. RB(b)	5.00%	10/01/2047	1,000	1,000,586
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB(b)	5.13%	01/01/2034	325	325,957
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement), Series 2013, RB(b)	5.38%	01/01/2043	1,175	1,175,971
New Jersey (State of) Housing & Mortgage Finance Agency (Social Bonds), Series 2024 K, RB	6.00%	10/01/2055	950	1,014,899
New Jersey (State of) Transportation Trust Fund Authority, Series 2023 AA, Ref. RB	5.00%	06/15/2039	315	334,652
New Jersey Economic Development Authority (Central Jersey College Prep Charter School), Series 2025, RB	5.00%	11/01/2035	500	526,306
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
Newark (City of), NJ, Series 2016, GO Bonds	4.50%	03/15/2036	$1,175	$1,175,400
South Jersey Port Corp., Series 2017 B, RB(b)	5.00%	01/01/2037	225	227,490
				5,781,261
New York-7.52%
Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds), Series 2022, RB(a)	5.00%	06/01/2032	250	252,416
Build NYC Resource Corp. (Urban Resource Insititute), Series 2025 A, RB	4.13%	12/01/2035	715	722,841
Hempstead Town Local Development Corp. (Molloy College), Series 2017, Ref. RB	5.00%	07/01/2038	150	150,683
Monroe County Industrial Development Corp. (Rochester General Hospital (The)), Series 2013 A, Ref. RB	5.00%	12/01/2037	1,000	1,000,155
New York (City of), NY, Subseries 2025 G-1, GO Bonds	5.00%	02/01/2040	250	266,145
New York (City of), NY Transitional Finance Authority, Subseries 2022 D-1, RB	5.25%	11/01/2041	245	261,517
New York (State of) Dormitory Authority (Rosewell Park Cancer Insititute Obligated Group), Series 2025 A, RB, (INS - AGI)(e)	5.00%	07/01/2036	225	247,787
New York (State of) Dormitory Authority (White Plains Hospital Obligated Group), Series 2024, RB, (INS - AGI)(e)	5.25%	10/01/2044	375	398,912
New York Liberty Development Corp. (Goldman Sachs Headquarters), Series 2005, Ref. RB	5.25%	10/01/2035	150	168,611
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2020, Ref. RB(b)	5.25%	08/01/2031	1,250	1,294,811
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB(b)	5.00%	10/01/2035	225	233,589
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment), Series 2020, RB(b)	4.38%	10/01/2045	500	472,283
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB(b)	5.00%	07/01/2041	250	250,035
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 A, RB(b)	5.00%	07/01/2046	1,500	1,476,117
Westchester Tobacco Asset Securitization Corp., Series 2016 B, Ref. RB	5.00%	06/01/2041	400	402,366
				7,598,268
North Carolina-0.12%
North Carolina (State of) Medical Care Commission (Vidant Health), Series 2015, Ref. RB	5.00%	06/01/2040	125	125,025
Ohio-2.22%
American Municipal Power, Inc. (Combined Hydroelectric), Series 2025, Ref. RB	5.00%	02/15/2041	600	635,779
Franklin (County of), OH, Series 2015, RB	5.00%	05/15/2040	150	150,506
Hamilton (County of), OH (Life Enriching Communities), Series 2023, RB	5.25%	01/01/2038	225	233,979
Hilliard School District, Series 2025 B, GO Bonds	5.00%	12/01/2039	225	244,800
Ohio (State of) Air Quality Development Authority (Ohio Valley Electric Corp.), Series 2026, RB	4.35%	06/30/2040	1,000	974,539
				2,239,603
Oklahoma-1.91%
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.), Series 2025, Ref. RB(b)	6.25%	12/01/2035	1,500	1,678,332
Tulsa (City of), OK Airports Improvement Trust (American Airlines, Inc.), Series 2025, Ref. RB(b)	6.25%	12/01/2040	230	252,103
				1,930,435
Oregon-1.06%
Oregon (State of), Series 2026 A, RB	5.00%	11/15/2043	1,000	1,072,489
Pennsylvania-4.15%
Pennsylvania (Commonwealth of), Series 2018 A, Ref. COP	5.00%	07/01/2043	480	486,258
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(b)	5.25%	06/30/2036	1,000	1,064,200
Philadelphia (City of), PA Housing Authority (PHADC Acquition Program), Series 2025 A, RB	5.00%	03/01/2036	1,500	1,610,174
School District of Philadelphia (The), Series 2018 A, GO Bonds	5.00%	09/01/2036	1,000	1,027,417
				4,188,049
Puerto Rico-1.39%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2041	1,500	1,407,120
Rhode Island-0.08%
Tobacco Settlement Financing Corp., Series 2015 A, Ref. RB	5.00%	06/01/2040	80	80,015
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-2.59%
South Carolina (State of) Jobs-Economic Development Authority (Midlands STEM Charter School), Series 2025, RB(a)	5.25%	06/15/2034	$1,000	$957,865
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2035	370	370,247
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2038	190	190,100
South Carolina (State of) Public Service Authority, Series 2016 B, Ref. RB	5.00%	12/01/2035	100	100,460
South Carolina Jobs-Economic Development Authority (Rolling Green Village), Series 2025 B-2, RB	4.25%	12/01/2031	1,000	997,359
				2,616,031
Tennessee-0.49%
Knoxville (City of), TN Industrial Development Board (Maplehurst Park Apartments), Series 2025, RB(a)	4.25%	11/01/2030	500	493,441
Texas-6.67%
Arlington Higher Education Finance Corp. (Basis Texas Charter Schools, Inc.), Series 2025, Ref. RB(a)	5.00%	06/15/2035	150	154,515
Austin (City of), TX, Series 2017 A, RB	5.00%	11/15/2041	1,000	1,002,642
Austin (City of), TX, Series 2025, Ref. GO Bonds	5.00%	09/01/2039	750	813,057
Bexar County Health Facilities Development Corp. (Army Retirement Residence Foundation), Series 2016, Ref. RB	4.00%	07/15/2036	205	192,092
Board of Regents of the University of Texas System, Series 2026 A, Ref. RB	5.00%	08/15/2043	1,000	1,076,445
Dallas & Fort Worth (Cities of), TX (Dallas/Fort Worth International Airport), Series 2025 A-1, RB(b)	5.25%	11/01/2039	250	268,169
Houston (City of), TX, Series 2025 A, RB(b)	5.25%	07/01/2036	175	193,606
Houston (City of), TX (United Airlines, Inc.), Series 2024 B, RB(b)	5.50%	07/15/2036	225	242,989
Leander (City of), TX, Series 2025, GO Bonds	5.00%	08/15/2038	500	545,427
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(a)(b)	4.63%	10/01/2031	125	125,078
Montgomery County Municipal Utility District No. 95, Series 2017, GO Bonds, (INS - AGI)(e)	3.63%	09/01/2037	380	346,262
New Hope Cultural Education Facilities Finance Corp. (Brazos Prebyterian Homes), Series 2025, Ref. RB	5.25%	01/01/2040	250	257,819
New Hope Cultural Education Facilities Finance Corp. (Children Health System), Series 2025, RB	5.00%	08/15/2037	225	245,400
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2037	225	226,251
Sherman Independent School District, Series 2025, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2036	150	166,437
Tarrant County Cultural Education Facilities Finance Corp. (Barton Creek Senior Living Center, Inc.), Series 2015, Ref. RB	5.00%	11/15/2040	500	500,030
Willow Creek Farms Municipal Utility District, Series 2025, GO Bonds, (INS - BAM)(e)	6.50%	03/01/2031	125	141,531
Willow Creek Farms Municipal Utility District, Series 2025, GO Bonds, (INS - BAM)(e)	6.50%	03/01/2032	210	242,054
				6,739,804
Utah-1.02%
Utah Housing Corp., Series 2025 A, RB, (CEP - GNMA)	6.50%	07/01/2055	935	1,027,636
Virginia-0.15%
University of Virginia, Series 2015 A-2, RB	5.00%	04/01/2045	150	149,990
Washington-3.58%
Seattle (Port of), WA, Series 2017 C, RB(b)	5.25%	05/01/2042	1,000	1,007,877
Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association), Series 2015, Ref. RB	5.00%	07/01/2039	225	225,033
Washington (State of) Health Care Facilities Authority (Commonspirit Health), Series 2025 A, Ref. RB	5.00%	09/01/2040	1,000	1,051,375
Washington (State of) Housing Finance Commission, Series 2025 A-1, RB	4.08%	11/20/2041	198	186,581
Washington (State of) Housing Finance Commission (Horizon House), Series 2025 A, Ref. RB	4.88%	01/01/2036	1,000	992,307
Washington (State of) Housing Finance Commission (Transforming Age), Series 2019 A, RB(a)	5.00%	01/01/2039	150	150,722
				3,613,895
West Virginia-1.01%
West Virginia (State of) Economic Development Authority (Commercial Metals Co.), Series 2025, RB(b)(c)	4.63%	05/15/2032	1,000	1,020,451
Wisconsin-3.76%
Public Finance Authority, Series 2026, RB	4.55%	12/05/2040	500	481,724
Public Finance Authority (Cornerstone Charter Academy), Series 2026, Ref. RB(a)	5.00%	02/01/2041	500	496,725
Washington (City of), WI, Series 2025, GO Bonds, (INS - BAM)(e)	5.00%	03/01/2037	225	243,820
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016 A, Ref. RB	5.00%	11/15/2039	340	340,501
Wisconsin (State of) Health & Educational Facilities Authority (Ascension Health Credit Group), Series 2016, Ref. RB	5.00%	11/15/2035	150	150,502
See accompanying notes which are an integral part of this schedule.

Invesco Intermediate Municipal ETF (INTM)—(continued)
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Health Coporation Obligated Group), Series 2026, Ref. RB	5.00%	12/01/2041	$1,500	$1,570,052
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities), Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	500	511,297
				3,794,621
TOTAL INVESTMENTS IN SECURITIES(f)-97.58% (Cost $99,427,551)				98,575,094
OTHER ASSETS LESS LIABILITIES-2.42%				2,441,547
NET ASSETS-100.00%				$101,016,641

Investment Abbreviations:
AGI	-Assured Guaranty, Inc.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GNMA	-Government National Mortgage Association
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $10,363,572, which represented 10.26% of the Fund’s Net Assets.

(b)	Security subject to the alternative minimum tax.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(e)	Principal and/or interest payments are secured by the bond insurance company listed.
(f)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Rochester® High Yield Municipal ETF (IROC)
July 31, 2026
(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-96.69%
Alabama-4.32%
Black Belt Energy Gas District (Gas), Series 2025 B, RB	5.00%	10/01/2035	$1,000	$1,004,741
Black Belt Energy Gas District (Gas), Series 2025 C, RB(a)(b)	5.50%	08/01/2034	1,000	1,053,881
Black Belt Energy Gas District (Gas), Series 2026 J, RB	5.00%	11/01/2036	1,500	1,549,229
Mobile (County of), AL (Gomesa), Series 2026, Revenue Wts.(a)	5.00%	11/01/2050	1,245	1,189,872
Mobile (County of), AL Industrial Development Authority (AM/NS Calvert LLC), Series 2024, RB(c)	5.00%	06/01/2054	1,000	965,248
				5,762,971
Arizona-4.42%
Arizona (State of) Industrial Development Authority (Academies of Math & Science), Series 2025, RB(a)(b)	4.88%	07/01/2035	500	514,571
Arizona Industrial Development Authority, Series 2026, RB(a)	5.50%	07/01/2056	1,000	953,038
Phoenix (City of), AZ Industrial Development Authority (The) (Basis Schools), Series 2016 A, Ref. RB(a)	5.00%	07/01/2046	1,500	1,423,605
Phoenix (City of), AZ Industrial Development Authority (The) (Great Hearts Academies), Series 2016 A, Ref. RB	5.00%	07/01/2041	1,000	996,462
Pima (County of), AZ Industrial Development Authority (The) (American Leadership Academy), Series 2022, Ref. RB(a)	4.00%	06/15/2031	500	483,551
Sierra (City of), AZ Vista Industrial Development Authority (Wake Preparatory Academy), Series 2025, RB	6.25%	06/15/2050	500	502,090
Tempe (City of), AZ Industrial Development Authority (Friendship Village), Series 2025, RB	5.38%	12/01/2046	1,000	1,026,941
				5,900,258
Arkansas-0.38%
Arkansas (State of) Development Finance Authority (U.S. Steel Corp.) (Green Bonds), Series 2023, RB(c)	5.70%	05/01/2053	500	513,404
California-5.49%
California (State of) Municipal Finance Authority (California Baptist University), Series 2025, Ref. RB(a)	5.63%	11/01/2054	500	501,326
California (State of) Pollution Control Financing Authority (Poseidon Resources L.P.), Series 2023, RB(a)(c)	5.00%	07/01/2038	500	527,788
California (State of) Public Finance Authority (California University of Science and Medicine), Series 2019 A, RB(a)	6.25%	07/01/2054	500	515,767
California (State of) School Finance Authority (Classical Academies Oceanside), Series 2020 A, RB(a)	5.00%	10/01/2050	1,000	930,067
California (State of) School Finance Authority (Green Dot Public Schools), Series 2018 A, RB(a)	5.00%	08/01/2048	1,500	1,412,393
California (State of) Statewide Communities Development Authority (Adventist Health System), Series 2015 A, Ref. RB	5.00%	03/01/2045	580	580,070
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2034	500	500,335
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center), Series 2014, RB	5.25%	12/01/2044	1,000	1,000,222
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.), Series 2019, Ref. RB	5.00%	06/01/2048	1,395	1,361,712
				7,329,680
Colorado-1.78%
Centerra Metropolitan District No. 1 (In the City of Loveland), Series 2017, RB(a)	5.00%	12/01/2037	500	500,122
Colorado State University Research Foundation (The Prospect), Series 2025 A, RB(a)	5.38%	03/01/2055	1,000	972,672
Dawson Trails Metropolitan District No. 1, Series 2026, Ref. GO Bonds(d)	0.00%	12/01/2033	1,500	898,618
				2,371,412
Connecticut-2.63%
Connecticut (State of) Health & Educational Facilities Authority (Fairview Issue), Series 2026 A, Ref. RB	6.25%	12/15/2053	1,500	1,513,203
Connecticut (State of) Health & Educational Facilities Authority (Yale University), Series 2013 A, Ref. VRD RB(e)	1.90%	07/01/2042	2,000	2,000,000
				3,513,203
District of Columbia-0.87%
District of Columbia (Provident Group - Howard Properties LLC), Series 2013, RB	5.00%	10/01/2045	350	330,063
District of Columbia Tobacco Settlement Financing Corp., Series 2001, RB	6.75%	05/15/2040	815	839,173
				1,169,236
See accompanying notes which are an integral part of this schedule.

Invesco Rochester® High Yield Municipal ETF (IROC)—(continued)
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-9.73%
Capital Projects Finance Authority (Millenia Orlando), Series 2025 A, RB(a)	6.75%	01/01/2045	$500	$532,033
Capital Projects Finance Authority (Navigator Academy of Leadership Obligated Group), Series 2024, Ref. RB(a)	5.00%	06/15/2064	1,000	871,769
Capital Trust Agency, Inc. (Aids Healthcare Foundation Obligated Group), Series 2026, RB	5.25%	12/01/2055	750	757,334
Capital Trust Agency, Inc. (University Bridge LLC Student Housing), Series 2018 A, RB(a)	5.25%	12/01/2058	1,000	923,530
Capital Trust Authority (St.Johns Classical Academy, Inc.), Series 2025, Ref. RB(a)	5.13%	06/15/2050	250	228,540
Charlotte (County of), FL Industrial Development Authority (Town & Country Utilities), Series 2025, RB(c)	6.13%	10/01/2055	500	511,606
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(a)(b)(c)(f)(g)	12.00%	07/15/2028	250	70,000
Florida Development Finance Corp. (Brightline Florida Passenger Rail Expansion), Series 2024, Ref. RB(c)(g)	5.50%	07/01/2053	500	367,500
Florida Development Finance Corp. (Mater Academy), Series 2022 A, RB	5.00%	06/15/2056	1,050	994,001
Greater Orlando Aviation Authority (United Airlines, Inc.), Series 2025, RB(c)	5.25%	11/01/2034	1,000	1,060,427
Lake (County of), FL (Lakeside at Waterman Village), Series 2020 A, Ref. RB	5.75%	08/15/2055	1,500	1,458,304
Lee (County of), FL Industrial Development Authority (Cypress Cove at Healthpark), Series 2026, Ref. RB(a)	5.75%	10/01/2050	1,000	1,009,589
Lee (County of), FL Industrial Development Authority (Shell Point Obligated Group), Series 2024 B-3, RB	4.13%	11/15/2029	200	200,155
Miami Beach (City of), FL, Series 2017, Ref. RB	5.00%	09/01/2047	500	502,539
Okaloosa (County of), FL (Air Force Enlisted Village), Series 2025, RB(a)	5.50%	05/15/2045	1,000	1,027,607
Wildwood (City of), FL Village Community Development Disctrict No. 15, Series 2023, RB(a)	5.25%	05/01/2054	1,000	993,097
Wildwood (City of), FL Village Community Development Disctrict No. 16, Series 2025, RB	4.88%	05/01/2045	1,000	995,397
Wildwood (City of), FL Village Community Development Disctrict No. 16, Series 2025, RB	5.13%	05/01/2056	500	488,309
				12,991,737
Georgia-1.50%
Burke (County of), GA Development Authority (Georgia Power Company), Series 2018, Ref. VRD RB(e)	1.15%	11/01/2052	2,000	2,000,000
Illinois-3.60%
Chicago (City of), IL Board of Education, Series 2012 B, Ref. GO Bonds	5.00%	12/01/2033	500	499,988
Chicago (City of), IL Board of Education, Series 2015 C, GO Bonds	5.25%	12/01/2035	340	332,679
Illinois (State of), Series 2025 E, GO Bonds, (INS - BAM)(h)	5.00%	09/01/2045	1,000	1,035,038
Illinois (State of) Finance Authority (Rosalind Franklin University), Series 2017, Ref. RB	5.00%	08/01/2047	1,350	1,281,105
Indiana (State of) Finance Authority (Institute of Technology), Series 2019, Ref. RB	5.00%	09/01/2040	1,500	1,407,317
Marion (City of), IL (Star Bond District Project Area No. 1), Series 2025, RB	6.38%	06/01/2045	250	252,615
				4,808,742
Indiana-0.37%
Indiana (State of) Finance Authority (U.S. Steel Corp.), Series 2021 A, Ref. RB	4.13%	12/01/2026	500	500,823
Iowa-1.14%
Iowa (State of) Finance Authority (Alcoa, Inc.), Series 2012, RB	4.75%	08/01/2042	1,000	1,000,960
Iowa (State of) Finance Authority (Iowa Fertilizer Co.), Series 2022, Ref. RB(b)(i)	4.00%	12/01/2032	500	526,553
				1,527,513
Kansas-0.37%
Garden (City of), KS (Sports of the World Star Bond – Phase II), Series 2025, RB(a)	5.38%	06/01/2039	500	497,865
Kentucky-3.06%
Henderson (City of), KY (Pratt Paper LLC), Series 2022, RB(a)(c)	4.45%	01/01/2042	1,220	1,202,475
Kentucky (Commonwealth of) Economic Development Finance Authority (Christian Care Communities, Inc.), Series 2021, Ref. RB	4.75%	07/01/2040	1,500	1,367,188
Kentucky (Commonwealth of) Economic Development Finance Authority (Next Generation Kentucky Information Highway), Series 2015 A, RB	4.25%	07/01/2035	500	500,068
Kentucky (Commonwealth of) Public Energy Authority, Series 2025 B, RB	5.00%	12/01/2033	1,000	1,015,726
				4,085,457
Maryland-2.81%
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 A, RB(c)	5.00%	11/12/2028	500	500,335
Maryland Economic Development Corp. (Purple Line) (Green Bonds), Series 2022 B, RB(c)	5.25%	06/30/2047	750	751,863
See accompanying notes which are an integral part of this schedule.

Invesco Rochester® High Yield Municipal ETF (IROC)—(continued)
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Rockville (City of), MD (Ingleside at King Farm), Series 2017 A-1, Ref. RB	5.00%	11/01/2037	$500	$501,353
Washington (State of) Suburban Sanitary Commission, Series 2013 A, VRD RB(e)	1.15%	06/01/2027	2,000	2,000,000
				3,753,551
Massachusetts-3.25%
Massachusetts (Commonwealth of) Development Finance Agency (CHF Wentworth, Inc.), Series 2026, RB(a)	5.38%	07/01/2061	1,500	1,447,452
Massachusetts (Commonwealth of) Development Finance Agency (Emerson College), Series 2016 A, RB	5.00%	01/01/2047	1,500	1,440,668
Massachusetts (Commonwealth of) Development Finance Agency (Lasell Village, Inc.), Series 2025, RB	5.25%	07/01/2055	500	504,558
Massachusetts (Commonwealth of) Development Finance Agency (Western New England University), Series 2018, Ref. RB	5.00%	09/01/2043	1,000	948,814
				4,341,492
Michigan-3.09%
Kalamazoo Economic Development Corp.(Friendship Village Of Kalamazoo), Series 2026, RB(a)	6.00%	08/15/2046	1,315	1,361,062
Michigan (State of) Strategic Fund (Bedrock Detroit-Transformation), Series 2026, RB(a)	5.50%	10/01/2053	1,250	1,256,393
Michigan (State of) Strategic Fund (Green Bonds), Series 2021, RB(b)(c)	4.00%	10/01/2026	500	500,124
Michigan (State of) Strategic Fund (Improvement), Series 2018, RB(c)	5.00%	12/31/2043	1,000	1,005,709
				4,123,288
Minnesota-0.73%
St. Paul Park (City of), MN (PRESBYTERIAN HOMES-NORRIS), Series 2026, Ref. RB	5.00%	06/01/2046	1,000	972,541
Missouri-0.16%
Missouri (State of) Health & Educational Facilities Authority (Missouri Baptist University), Series 2025, Ref. RB(a)	5.00%	10/01/2035	215	213,466
Nebraska-1.10%
Central Plains Energy Project (No. 3), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,500	1,472,630
New Hampshire-3.91%
New Hampshire (State of) Business Finance Authority, Series 2026 2, Class A-2, RB(b)(j)	4.40%	04/01/2036	999	962,299
New Hampshire (State of) Business Finance Authority (Aldeana, Azalea And Serenada), Series 2026, RB(a)(d)	0.00%	12/01/2040	4,000	1,410,075
New Hampshire (State of) Business Finance Authority (Historymaker Empire), Series 2026, RB(a)	7.50%	02/01/2035	1,000	975,705
New Hampshire (State of) Business Finance Authority (LGI Homes), Series 2026, RB(d)	0.00%	12/15/2041	1,000	377,684
New Hampshire (State of) Business Finance Authority (The Woodlands Hills Utility), Series 2026, RB(a)	5.88%	12/15/2036	1,500	1,501,783
				5,227,546
New Jersey-1.05%
New Jersey (State of) Economic Development Authority (Central Jersey College Prep Charter School), Series 2025, RB	5.13%	11/01/2055	1,000	962,329
Tobacco Settlement Financing Corp., Series 2018 B, Ref. RB	5.00%	06/01/2046	455	440,075
				1,402,404
New Mexico-1.50%
New Mexico (State of) Hospital Equipment Loan Council (Presbyterian Healthcare), Series 2008, VRD Ref. RB(e)	1.15%	08/01/2034	2,000	2,000,000
New York-5.18%
Build NYC Resource Corp. (Brooklyn Navy Yard), Series 2019, Ref. RB, (LOC - Santander Bank N.A.)(a)(c)(k)	5.25%	12/31/2033	250	251,369
Build NYC Resource Corp. (ERE425 LLC - Zeta Charter Schools, Inc.), Series 2025 A, RB(a)	5.13%	10/15/2045	1,000	991,238
New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport), Series 2021, Ref. RB(c)	3.00%	08/01/2031	500	480,681
New York Transportation Development Corp. (John F. Kennedy International Airport) (Green Bonds), Series 2025, RB(c)	6.00%	06/30/2055	1,000	1,050,513
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2023, RB(c)	6.00%	04/01/2035	1,000	1,102,635
New York Transportation Development Corp. (Terminal 6 JFK International Airport) (Green Bonds), Series 2024, Ref. RB(c)	5.50%	12/31/2060	1,000	1,012,406
See accompanying notes which are an integral part of this schedule.

Invesco Rochester® High Yield Municipal ETF (IROC)—(continued)
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Ulster (County of), NY Capital Resource Corp. (Woodland Pond At New Paltz), Series 2025, RB(a)	5.88%	09/15/2059	$1,000	$1,000,669
Westchester County Local Development Corp. (Sunrise Of Tarrytown), Series 2026, RB(a)	6.50%	12/01/2065	1,000	1,032,020
				6,921,531
North Dakota-0.31%
Ward (County of), ND (Trinity Obligated Group), Series 2017 C, RB	5.00%	06/01/2034	410	408,282
Ohio-5.41%
Buckeye Tobacco Settlement Financing Authority, Series 2020 B-2, Ref. RB	5.00%	06/01/2055	1,000	757,477
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Pinecrest Public Improvement), Series 2017, RB(a)	7.00%	11/15/2048	1,000	1,018,983
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Playhouse Square Foundation), Series 2018, Ref. RB	5.50%	12/01/2053	1,000	1,003,544
Columbus (City of) & Franklin (County of), OH Finance Authority (Silver Birch of Columbus), Series 2025, RB(a)	6.05%	01/01/2046	1,000	1,015,997
Dayton-Montgomery County Port Authority (Liberty Assisted Living - Springfield), Series 2025 A, RB(a)	6.63%	01/01/2045	500	526,197
Muskingum (County of), OH (Genesis Healthcare System), Series 2013, RB	5.00%	02/15/2048	1,500	1,402,532
Ohio (State of) Housing Finance Agency (Haven’s Edge Apartments), Series 2025, RB(a)	5.70%	08/01/2043	500	511,320
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University), Series 2015, Ref. RB	6.00%	03/01/2045	1,000	983,299
				7,219,349
Oregon-1.29%
Clackamas (County of), OR Hospital Facility Authority (Rose Villa), Series 2020 A, Ref. RB	5.25%	11/15/2050	1,000	976,009
Portland (Port of), OR (Green Bonds), Twenty Ninth Series 2023, RB(c)	5.25%	07/01/2039	700	746,614
				1,722,623
Pennsylvania-3.22%
Allentown (City of), PA Neighborhood Improvement Zone Development Authority, Series 2022, Ref. RB	5.00%	05/01/2033	525	559,020
Bucks (County of), PA Industrial Development Authority (Grand View Hospital), Series 2021, RB	5.00%	07/01/2054	1,500	1,460,303
Cumberland County Municipal Authority, Series 2026, Ref. RB	5.50%	06/01/2051	1,000	1,012,911
Montgomery (County of), PA Industrial Development Authority (Constellation Energy Generation, LLC), Series 2023 B, RB	4.10%	06/01/2029	400	410,955
Pennsylvania (Commonwealth of) Economic Development Financing Authority (Penndot Major Bridges (The)), Series 2022, RB(c)	5.50%	06/30/2038	500	531,561
Pottsville Hospital Authority, Series 2016, Ref. RB	5.00%	07/01/2045	325	325,481
				4,300,231
Puerto Rico-0.76%
Puerto Rico (Commonwealth of), Series 2021 A-1, GO Bonds	4.00%	07/01/2033	500	500,348
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2022 A, Ref. RB(a)	5.00%	07/01/2028	500	515,653
				1,016,001
Rhode Island-0.74%
Tobacco Settlement Financing Corp., Series 2015 B, Ref. RB	5.00%	06/01/2050	1,000	985,996
South Carolina-2.66%
Patriots Energy Group Financing Agency, Series 2023 A-1, RB(b)	5.25%	08/01/2031	500	529,449
South Carolina (State of) Jobs-Economic Development Authority (Beaufort Memorial Hospital & South of Broad Healthcare), Series 2024, RB	5.75%	11/15/2054	1,500	1,499,839
South Carolina (State of) Jobs-Economic Development Authority (Rolling Green Village), Series 2025 A, RB	5.80%	12/01/2050	500	507,206
South Carolina Jobs-Economic Development Authority (Bishop Gadsden Episcopal Retirement Community), Series 2025, RB	5.25%	04/01/2051	1,000	1,013,371
				3,549,865
Texas-4.26%
Arlington Higher Education Finance Corp. (Newman International Academy), Series 2021, RB	5.00%	08/15/2051	150	99,331
Houston (City of), TX (United Airlines, Inc.), Series 2021 B-1, RB(c)	4.00%	07/15/2041	500	457,936
Houston (City of), TX (United Airlines, Inc.), Series 2024 B, RB(c)	5.50%	07/15/2038	500	532,970
Mission Economic Development Corp. (Graphic Packaging International, LLC)(Green Bonds), Series 2025, RB(b)(c)	5.00%	06/01/2030	250	258,112
See accompanying notes which are an integral part of this schedule.

Invesco Rochester® High Yield Municipal ETF (IROC)—(continued)
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Mission Economic Development Corp. (Natgasoline), Series 2018, Ref. RB(a)(c)	4.63%	10/01/2031	$400	$400,251
New Hope Cultural Education Facilities Finance Corp., Series 2025 A, RB	6.50%	10/01/2060	1,375	1,445,081
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North), Series 2020, RB	5.25%	10/01/2055	1,000	953,530
Newark Higher Education Finance Corp.(TLC Academy), Series 2026 A, Ref. RB	5.75%	08/15/2051	1,000	949,659
Royse (City of), TX (Waterscape Annex Pub Import), Series 2026, RB(a)	5.63%	09/15/2056	605	589,601
				5,686,471
Utah-1.88%
Black Desert Public Infrastructure District, Series 2021 A, GO Bonds(a)	3.25%	03/01/2031	500	477,168
Downtown Daybreak Public Infrastructure District No. 1, Series 2026, RB(a)	5.63%	03/01/2046	750	759,499
Mida Cormont Public Infrastructure District, Series 2025 A-1, GO Bonds(a)	6.25%	06/01/2055	250	261,819
Utah City West Public Infrastructure District No. 1, Series 2026, RB(a)	5.88%	12/01/2055	1,000	1,012,354
				2,510,840
Virgin Islands-0.19%
Virgin Islands (Government of) Public Finance Authority (Frenchman’s Reef Hotel Development), Series 2024 A, RB(a)	6.00%	04/01/2053	250	250,368
Virginia-3.03%
Norfolk (City of), VA Redevelopment & Housing Authority (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), Series 2019 A, RB	5.00%	01/01/2034	500	504,290
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023 B-3, RB	5.38%	09/01/2029	1,000	1,001,208
Virginia Beach Development Authority (Westminster-Canterbury on Chesapeake Bay), Series 2023, RB	7.00%	09/01/2059	1,000	1,086,782
Virginia Small Business Financing Authority (Transform 66 P3 Project), Series 2017, RB(c)	5.00%	12/31/2047	1,445	1,448,116
				4,040,396
Washington-2.08%
Washington (State of) Convention Center Public Facilities District, Series 2018, RB	5.00%	07/01/2043	500	503,418
Washington (State of) Health Care Facilities Authority (Providence Health & Services), Series 2012 A, RB	5.00%	10/01/2042	500	500,043
Washington (State of) Housing Finance Commission (Horizon House), Series 2025 A, Ref. RB	6.00%	01/01/2046	1,000	1,031,409
Washington (State of) Housing Finance Commission (Presbyterian Retirement Co.), Series 2016 A, Ref. RB(a)	5.00%	01/01/2046	770	743,444
				2,778,314
West Virginia-0.20%
West Virginia (State of) Economic Development Authority (Core Natural Resources, Inc.), Series 2025, Ref. RB(a)(b)(c)	5.45%	03/27/2035	250	269,845
Wisconsin-8.22%
Public Finance Authority, Series 2026, RB	4.55%	12/05/2040	1,000	963,448
Public Finance Authority, Series 2026, RB(a)	6.00%	10/01/2056	500	495,522
Public Finance Authority (Cornerstone Charter Academy), Series 2026, Ref. RB(a)	5.70%	02/01/2056	275	267,805
Public Finance Authority (RANS-DOUBLE L RANCH), Series 2026, RB(a)(d)	0.00%	12/15/2035	2,000	1,005,992
Public Finance Authority (Slam Academy of Nevada), Series 2026, RB(a)	5.50%	07/15/2056	1,325	1,271,725
Wisconsin (State of) Health & Educational Facilities Authority (Benevolent Corporation Cedar Community), Series 2026, Ref. RB	5.50%	06/01/2055	1,000	998,527
Wisconsin (State of) Health & Educational Facilities Authority (Camillus Health System), Series 2019, Ref. RB	5.00%	11/01/2046	500	479,000
Wisconsin (State of) Health & Educational Facilities Authority (Capitol Lakes, Inc.), Series 2025 A, Ref. RB	6.00%	11/15/2045	1,000	1,004,506
Wisconsin (State of) Public Finance Authority (Explore Academy Rio Rancho), Series 2025 A, RB(a)	6.75%	07/01/2045	1,000	1,011,936
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes), Series 2025, RB(c)	5.75%	06/30/2060	1,000	1,034,848
Wisconsin (State of) Public Finance Authority (Georgia Sr 400 Express Lanes), Series 2025, RB(c)	5.75%	12/31/2065	500	516,347
Wisconsin (State of) Public Finance Authority (KSU Bixby Real Estate Foundation LLC), Series 2025, RB	5.25%	06/15/2055	500	510,933
Wisconsin (State of) Public Finance Authority (Milo Farms), Series 2025, RB(a)(d)	0.00%	12/15/2039	750	278,410
See accompanying notes which are an integral part of this schedule.

Invesco Rochester® High Yield Municipal ETF (IROC)—(continued)
July 31, 2026
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin-(continued)
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.), Series 2018 A, RB	5.00%	12/01/2027	$120	$120,851
Wisconsin (State of) Public Finance Authority (Sky Harbour Capital Iii Llc Aviation Facilities), Series 2026, RB(a)(b)(c)	6.00%	01/01/2031	1,000	1,022,593
				10,982,443
Total Municipal Obligations (Cost $129,102,776)				129,121,774
			Shares
Common Stocks & Other Equity Interests-0.01%
United States-0.01%
BL Train Holdings West LLC, Wts., expiring 11/26/2035(l)(m) (Cost $0)			3,000	6,000
TOTAL INVESTMENTS IN SECURITIES(n)-96.70% (Cost $129,102,776)				129,127,774
OTHER ASSETS LESS LIABILITIES-3.30%				4,408,824
NET ASSETS-100.00%				$133,536,598

Investment Abbreviations:
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand
Wts.	-Warrants

Notes to Schedule of Investments:
(a)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
July 31, 2026 was $43,482,872, which represented 32.56% of the Fund’s Net Assets.

(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security subject to the alternative minimum tax.
(d)	Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(e)
Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on July 31, 2026.

(f)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at July 31, 2026 represented less than 1% of the Fund’s Net Assets.

(g)	Restricted security. The aggregate value of these securities at July 31, 2026 was $437,500, which represented less than 1% of the Fund’s Net Assets.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(j)
Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on July 31, 2026.

(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Non-income producing security.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)
Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2026, for Invesco Rochester® High Yield Municipal ETF. As of July 31, 2026, all of the securities in Invesco Intermediate Municipal ETF were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Rochester® High Yield Municipal ETF
Investments in Securities
Municipal Obligations	$-	$129,121,774	$-	$129,121,774
Common Stocks & Other Equity Interests	-	-	6,000	6,000
Total Investments	$-	$129,121,774	$6,000	$129,127,774